Fair Value	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$15,088	$—	$—	$15,088
Investments:
Commercial paper	—	6,032	—	6,032
Corporate securities	—	19,323	—	19,323
Asset-backed securities	—	660	—	660
Certificate of deposits	—	10,118	—	10,118
Total	$15,088	$36,133	$—	$51,221

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854
The following table provides a summary of changes in the estimated fair value of the Company’s Level 3 assets measured on a non-recurring basis (in thousands):

Balance at December 31, 2018	$—
Initial investment in DogHero	5,000
Balance at December 31, 2019	5,000
Impairment of DogHero investment	$(2,080)
Sale of DogHero investment	(2,920)
Balance at December 31, 2020	$—
Fair Value
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,859	$—	$—	$37,859
Total assets measured at fair value	$37,859	$—	$—	$37,859
Liabilities
Earnout liabilities	$—	$—	$266,390	$266,390
Derivative warrant liabilities (Public Warrants)	23,320	—	—	23,320
Derivative warrant liabilities (Private Warrants)	—	—	10,974	10,974
Total liabilities measured at fair value	$23,320	$—	$277,364	$300,684

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total assets measured at fair value	$37,854	$—	$—	$37,854
The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Earnout Liabilities	Private Warrant Derivative Liability
Balance at December 31, 2020	$—	$—
Additions during the period	228,082	7,677
Change in fair value	71,318	3,297
Reclassification of earnout liability upon Triggering Events	(33,010)	—
Balance at September 30, 2021	$266,390	$10,974
Valuation of Earnout Liabilities
Upon the closing of the Merger, the Earnout Shares were accounted for as a liability because the triggering events that determine the number of shares to be earned included events that were not indexed to the common stock of the Company, with the change fair value recognized in Change in fair value of earnout liabilities in the condensed consolidated statement of operations.
The estimated fair value of the Earnout Shares was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	September 30, 2021	September 29, 2021	July 30, 2021
Stock price	$13.59	$13.59	$10.99
Risk-free interest rate	1.29%	1.29%	1.00%
Expected term (in years)	6.8	6.8	7.0
Expected volatility	56.50%	56.50%	57.20%
Dividend yield	—%	—%	—%
Current stock price: The stock price was based on the closing price as of the valuation date.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected seven-year term of the earnout period.
Expected term: The expected term is the seven-year term of the earnout period.
Expected volatility: The volatility rate was determined using an average of historical volatilities of selected industry peers deemed to be comparable to the Company’s business corresponding to the expected seven-year term of the awards.
Expected dividend yield: The expected dividend yield is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.
Triggering Event I and Triggering Event II occurred on September 29, 2021 resulting in the vesting of 1,969,302 Sponsor Earnout Shares on September 29, 2021 and 17,540,964 Rover Earnout Shares being subsequently issued on October 6, 2021.
The estimated fair value of the earnout liability related to the Sponsor Earnout Shares was remeasured to $33.0 million on September 29, 2021, which included:
(i)$26.7 million related to the Sponsor Earnout Shares that vested upon the occurrence of Triggering Event I and Triggering Event II associated with the $12.00 and $14.00 volume-weighted Class A common stock average price (“VWAP”) per share thresholds as of September 29, 2021, and was recorded to additional paid-in capital on September 29, 2021 as such shares were issued and outstanding and thus the obligation was considered settled; and
(ii)$6.3 million related to the estimated fair value of the remaining 492,325 Sponsor Earnout Shares subject to vesting upon the occurrence of the Triggering Event III associated with the $16.00 VWAP per share threshold based on a Monte Carlo simulation valuation model as of September 29, 2021.
On September 29, 2021, the fair value of the remaining unvested Sponsor Earnout Shares was reclassified to equity because the Sponsor Earnout Shares became an instrument contingently issuable upon the occurrence of a triggering event into a fixed number of Class A common shares that is not based on an observable market price or index other than the Company’s own common stock price.
The estimated fair value of the earnout liability related to the Rover Earnout Shares was remeasured to $266.4 million on September 30, 2021, which included:
(i)$238.4 million related to the Rover Earnout Shares issuable upon the occurrence of Triggering Event I and Triggering Event II associated with the $12.00 and $14.00 VWAP per share thresholds as of September 30, 2021; and
(ii)$28.0 million related to the estimated fair value of the remaining 2,192,687 Rover Earnout Shares issuable upon the occurrence of the Triggering Event III associated with the $16.00 VWAP per share threshold based on a Monte Carlo simulation valuation model as of September 30, 2021.
The change in fair value of the earnout liability resulted in a loss of $71.3 million recognized in the condensed consolidated statement of operations for the three and nine months ended September 30, 2021. The 17,540,964 Rover Earnout Shares that vested upon the occurrence of Triggering Event I and Triggering Event II on September 29, 2021 will be recorded at fair value until issued on October 6, 2021, at which time the then current fair value will be reclassified to additional paid in capital.
Valuation of Private Warrant Derivative Liability
The Private Warrants were initially recorded as a liability on the Closing Date, at a fair value of $7.7 million and were remeasured to fair value as of September 30, 2021, resulting in a loss of $3.3 million for the three and nine months ended September 30, 2021, classified within Change in fair value of derivative warrant liabilities, in the condensed consolidated statements of operations.
The estimated fair value of the Private Warrants was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	September 30, 2021	July 30, 2021
Stock price	$13.59	$10.99
Risk-free interest rate	0.94%	0.69%
Expected term (in years)	4.8	5.0
Expected volatility	36.50%	31.50%
Dividend yield	—%	—%
Current stock price: The stock price was based on the closing price as of the valuation date.
Risk-free interest rate: The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of issuance for zero-coupon U.S. Treasury notes with maturities corresponding to the expected with the term of the warrant expiration.
Expected term: The expected term represents the period that the warrants are expected to be outstanding and is determined based on maturity of the warrants.
Expected volatility: The volatility rate was determined using the implied volatility of the Public Warrants to estimate the volatility for the Private Warrants.
Expected dividend yield: The expected dividend yield is zero as the Company currently has no history or expectation of declaring dividends in the foreseeable future.The Company classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly. The Company’s assessment of a particular input to the fair value measurement requires management to make judgments and consider factors specific to the liability. The fair value hierarchy requires the use of observable market data when available in determining fair value. The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each period. There were no transfers between levels during the periods presented.